Alpha Fiduciary Quantitative Strategy Fund
	Schedule of Investments
	October 31, 2024 (Unaudited)
Shares				Fair Value	% of Net Assets

EXCHANGE TRADED FUNDS
Equity

29,800	iShares Core S&P 500 ETF *			$ 17,022,952
Total for Exchange Traded Funds (Cost - $10,813,389)				17,022,952	85.59%

MONEY MARKET FUNDS
597,601	Goldman Sachs Financial Square Treasury Instruments Fund			597,601
	Class X 4.61% **

Total for Money Market Funds (Cost - $597,601)				597,601	3.00%

Total Investment Securities				17,620,553	88.59%
	(Cost - $11,410,990)

Other Assets in Excess of Liabilities				2,269,032	11.41%

Net Assets				$ 19,889,585	100.00%

* Additional information, including the current Prospectus and Annual Reports, is available at
https://www.ishares.com/us/products/239726/
** The rate shown represents the 7-day yield at October 31, 2024.

Alpha Fiduciary Quantitative Strategy Fund
	Schedule of Futures Contracts
	October 31, 2024 (Unaudited)
					Unrealized
		Number of Contracts	Expiration	Notional	Appreciation/
Description		Purchased/(Sold)	Date	Value	(Depreciation)

Index Futures Sold Short

E-mini Standard & Poor's 500 Futures		32	12/20/2024	$ 9,181,600	$ (69,388)

Total		32		$ 9,181,600	$ (69,388)